Asbestos - Numbers of Open Claims, New Claims and Closed Claims and Average Settlement Per Settled Claim and Case Closed (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2025 AUD ($) claim	Mar. 31, 2024 AUD ($) claim	Mar. 31, 2023 AUD ($) claim	Mar. 31, 2022 AUD ($) claim	Mar. 31, 2021 AUD ($) claim	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)
Loss Contingency, Pending Claims, Number [Roll Forward]
Number of open claims at beginning of period	379	359	365	360	393
Number of new claims, direct claims	443	410	403	411	392
Number of new claims, cross claims	210	154	152	144	153
Number of closed claims	550	544	561	550	578
Number of open claims at end of period	482	379	359	365	360
Average settlement amount per settled claim	$ 327	$ 289	$ 303	$ 314	$ 248	$ 213	$ 190	$ 208	$ 232	$ 178
Average settlement amount per case closed	$ 291	$ 262	$ 271	$ 282	$ 225	$ 190	$ 172	$ 186	$ 208	$ 162